SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Supplemental Disclosure Of Cash Flow Statement [Abstract]
Value for issuing broker warrant	$ 672,221
Derivative liability recognized		$ 167,022
Reserves transferred to share capital on exercise of stock options		$ 2,436	$ 105,921
Number of stock issued as result of cashless exercise of stock options (in shares)			10,686
Number of stock options exercised (in shares)			12,000
Reserves transferred to share capital on exercise of warrants			$ 434